Other Financial Liabilities - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SGD ($)	Dec. 11, 2019 USD ($)	Sep. 13, 2019	Sep. 19, 2018 USD ($)	Jun. 01, 2018 SGD ($)	Mar. 31, 2017 USD ($)	Mar. 30, 2017 SGD ($)
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth ratio		2.00%	2.00%
Exchange rate				7.0901
Forward contract [member]
Disclosure of detailed information about borrowings [line items]
Non-deliverable forward foreign exchange contract				$ 20.0		$ 73.0
Exchange rate					6.8599
DBS Bank Ltd [member]
Disclosure of detailed information about borrowings [line items]
Refinancing of uncommitted multi-currency revolving credit facility							$ 30.0
Credit facility maturity period		three
Ownership interest in the entity, percentage		76.40%
Facility limit			$ 30.0
DBS Bank Ltd [member] | Hong Leong Asia Limited [member]
Disclosure of detailed information about borrowings [line items]
Ownership interest in the entity, percentage	35.00%
DBS Bank Ltd [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank			$ 30.0
Consolidated tangible net worth ratio		100.00%	100.00%
DBS Bank Ltd [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth		$ 350.0
Credit facility with MUFG Singapore Branch [member]
Disclosure of detailed information about borrowings [line items]
Credit facility maturity period		three years
Refinancing of unsecured multi-currency revolving credit facility									$ 30.0
Credit facility with MUFG Singapore Branch [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank			$ 30.0
Consolidated tangible net worth		$ 120.0
Consolidated tangible net worth ratio		200.00%	200.00%
Facility limit			$ 30.0
Sumitomo branch [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility maturity period		three years
Refinancing of unsecured multi-currency revolving credit facility								$ 30.0
Sumitomo branch [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank			$ 30.0
Facility limit		$ 30.0
Sumitomo branch [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth		$ 200.0